CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash Flows From Operating Activities:
Net loss	$ (519,723)	$ (2,104,074)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain from disposal of property and equipment		(29,526)
Loss from written off property and equipment	11
Depreciation and amortization	241,218	414,915
Provision for credit losses	401,833	414,577
Changes in operating assets and liabilities:
Accounts receivable	(1,943,829)	1,305,607
Inventories	150,967	(66,308)
Deferred contract costs	315,747	5,105
Due from related parties	26,052	(30,516)
Prepayments and other current assets	232,979	(112,880)
Long term deposits	10,633	(19,338)
Accounts payable	(733,088)	(676,544)
Deferred revenue	(298,462)	201,427
Due to related parties	(19,906)	31,057
Accrued expenses and other liabilities	315,580	(132,949)
Net cash used in operating activities	(1,819,988)	(799,447)
Cash flows from investing activities
Acquisition of property and equipment	(144,366)	(4,395)
Capital injection from minority shareholder	(18,413)	69,763
Net cash provided by (used in) investing activities	(162,779)	65,368
Cash Flows From Financing Activities:
Proceeds from bank loans	4,710,170	2,778,912
Repayment of bank loans	(3,152,082)	(2,640,782)
Net cash provided by financing activities	1,558,088	138,130
Effect of exchange rate changes on cash	(3,792)	(89,027)
Net decrease in cash	(428,471)	(684,976)
Cash at beginning of the year	1,227,429	1,912,405
Cash at end of the year	798,958	1,227,429
Supplemental Cash Flow Information
Cash paid for interest expense	197,954	125,303
The following table identifies the balance sheet line items included in cash, cash equivalents, and restricted cash presented in the consolidated statements of cash flows:
Cash	673,397	1,101,235
Restricted cash	125,561	126,194
Total	$ 798,958	$ 1,227,429